Intangible assets - (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Indefinite life	R$ 1,227,643	R$ 588,061
Definite life	384,856	7,317
Carrying amounts	R$ 1,612,499	R$ 595,378